Cover	Mar. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 26, 2026
Entity Registrant Name	Contineum Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42001
Entity Tax Identification Number	27-1467257
Entity Address, Address Line One	3565 General Atomics Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	333-5280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	CTNM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001855175